Property, Plant and Equipment - Summary of Net Assets Acquired (Details) - Chevron Canada Limited $ in Millions	Dec. 31, 2024 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 8,901
Exploration and evaluation assets	320
Working capital	115
Asset retirement obligations	(173)
Net assets acquired	$ 9,163